Schedule of changes in the estimate fair value (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Balance at December 31, 2024	$ 150,000	$ 136,450	$ 150,000	$ 136,450
Change in fair value - SAFE notes	241,300	$ 650	(13,550)	13,550
Balance at June 30, 2025	2,086,300		$ 136,450	$ 150,000
Issuance of additional notes	$ 1,695,000